Financial liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [line items]
Interest expenses	¥ 1,696,845	¥ 1,654,702